Leases - Weighted-Average Remaining Lease terms and Discount Rates (Details)	Dec. 31, 2021
Weighted average remaining lease term (years)
Operating leases	6 years 3 months 3 days
Finance leases	1 year 11 months 8 days
Weighted average discount rate
Operating leases	9.42%
Finance leases	7.41%